Business combination - Guangdong Hanfei (Details) - CNY (¥)					12 Months Ended
	Dec. 25, 2020	Aug. 04, 2020	Apr. 25, 2020	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 24, 2020
Guangdong Hanfei
Business combination
Percentage of voting rights acquired		51.00%
Total purchase consideration		¥ 125,426,000
Goodwill		102,971,000
Cash consideration paid					¥ 42,000,000	¥ 19,000,000
Proportion of ownership interest disposed off	51.00%
Total consideration
Cash paid		61,000,000
Consideration payable		41,000,000
Contingent consideration		41,021,000
Derivative financial assets		(22,611,000)
Settlement of pre-existing balance		5,016,000
Total purchase consideration		125,426,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents		1,805,000
Intangible assets		61,057,000
Trade and other receivables		13,020,000
Inventories		7,061,000
Property, plant and equipment		173,577,000
Deferred income tax assets		2,894,000
Trade payables and other payables		(34,700,000)
Borrowings		(5,545,000)
Lease liabilities		135,814,000
Contract liabilities		(23,732,000)
Current income tax liabilities		(10,499,000)
Non-controlling interest		(26,669,000)
Net identifiable assets acquired		22,455,000
Add: goodwill (Note 14)		102,971,000
Net assets acquired		125,426,000
Cash flows from investing activities
Cash consideration		(42,000,000)
Cash and cash equivalents		1,805,000
Net inflow of cash and cash equivalents included in cash flows from investing activities		(40,195,000)
Revenue since acquisition		181,371,000
Net profit (loss) since acquisition		3,996,000
Pro forma revenue				¥ 1,069,869,000
Pro forma profit/(loss) after tax				(245,715,000)
Jinan Pengai
Business combination
Goodwill		102,971,000
Assets and liabilities recognised as a result of the acquisition
Add: goodwill (Note 14)		¥ 102,971,000
Xian New Pengai Yueji Medical Aesthetic Clinic Co Ltd Member
Business combination
Percentage of voting rights acquired							70.00%
Total purchase consideration							¥ 13,208,000
Goodwill							9,961,000
Total consideration
Cash paid							2,252,000
Settlement of pre-existing balance							456,000
Total purchase consideration							13,208,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents							245,000
Intangible assets							4,240,000
Trade and other receivables							401,000
Inventories							148,000
Property, plant and equipment							3,881,000
Trade payables and other payables							(180,000)
Lease liabilities							3,585,000
Deferred income tax liabilities							(412,000)
Current income tax liabilities							(99,000)
Non-controlling interest							(1,392,000)
Net identifiable assets acquired							3,247,000
Add: goodwill (Note 14)							9,961,000
Net assets acquired							13,208,000
Cash flows from investing activities
Cash consideration							(5,820,000)
Cash and cash equivalents							¥ 245,000
Revenue since acquisition			¥ 1,690,000
Net profit (loss) since acquisition			¥ 1,972,000
Pro forma revenue				903,306,000
Pro forma profit/(loss) after tax				¥ (246,715,000)